Financial Instruments (Effective Portion of Pre-Tax (Gains)/Losses on Derivative Instruments) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 27, 2014	Dec. 28, 2013
Fair Value/Non-Designated Hedges
Derivatives, Fair Value [Line Items]
Losses/(Gains) Recognized in Income Statement(a)	[1]	$ 193	$ 216
Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Losses/(Gains) Recognized in Accumulated Other Comprehensive Loss		88	20
Losses/(Gains) Reclassified from Accumulated Other Comprehensive Loss into Income Statement(b)	[2]	249	45
Forward Exchange Contracts | Fair Value/Non-Designated Hedges
Derivatives, Fair Value [Line Items]
Losses/(Gains) Recognized in Income Statement(a)	[1]	2	(9)
Forward Exchange Contracts | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Losses/(Gains) Recognized in Accumulated Other Comprehensive Loss		(70)	(24)
Losses/(Gains) Reclassified from Accumulated Other Comprehensive Loss into Income Statement(b)	[2]	(16)	0
Interest Rate Contracts | Fair Value/Non-Designated Hedges
Derivatives, Fair Value [Line Items]
Losses/(Gains) Recognized in Income Statement(a)	[1]	21	99
Interest Rate Contracts | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Losses/(Gains) Recognized in Accumulated Other Comprehensive Loss		135	(13)
Losses/(Gains) Reclassified from Accumulated Other Comprehensive Loss into Income Statement(b)	[2]	233	3
Commodity Contracts | Fair Value/Non-Designated Hedges
Derivatives, Fair Value [Line Items]
Losses/(Gains) Recognized in Income Statement(a)	[1]	170	126
Commodity Contracts | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Losses/(Gains) Recognized in Accumulated Other Comprehensive Loss		23	57
Losses/(Gains) Reclassified from Accumulated Other Comprehensive Loss into Income Statement(b)	[2]	$ 32	$ 42

[1]	Foreign exchange derivative gains/losses are primarily included in selling, general and administrative expenses. Interest rate derivative gains/losses are primarily from fair value hedges and are included in interest expense. These gains/losses are substantially offset by increases/decreases in the value of the underlying debt, which are also included in interest expense. Commodity derivative gains/losses are included in either cost of sales or selling, general and administrative expenses, depending on the underlying commodity.
[2]	Foreign exchange derivative gains/losses are primarily included in cost of sales. Interest rate derivative gains/losses are included in interest expense. Commodity derivative gains/losses are included in either cost of sales or selling, general and administrative expenses, depending on the underlying commodity.